CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 43,063	$ 25,575	$ 53,186
Restricted cash	9	9	24,362
Accounts receivable, less allowance for doubtful accounts of $14,076 and $8,495 at December 31, 2018 and December 31, 2017, respectively	270,584	331,295	317,808
Prepaid expenses	39,238	31,021	28,395
Other current assets	12,577	20,712	20,157
Total current assets	365,471	408,612	443,908
Computer hardware and other property, net	18,490	20,641	23,010
Identifiable intangible assets, net	1,884,521	1,958,520	2,160,087
Goodwill	1,282,842	1,282,919	1,311,253
Other non-current assets	23,890	26,556	60,029
Deferred income taxes	18,072	12,426	6,824
Operating lease right-of-use assets	94,950
Total Assets	3,688,236	3,709,674	4,005,111
Current liabilities:
Accounts payable	30,396	38,418	60,758
Accrued expenses and other current liabilities	126,881	153,849	193,710
Current portion of deferred revenues	404,753	391,102	361,260
Current portion of operating lease liabilities	24,980
Short-term debt, including current portion of long-term debt	15,345	60,345	45,345
Total current liabilities	602,355	643,714	661,073
Long-term debt	1,307,919	1,930,177	1,967,735
Tax receivable agreement	264,600
Non-current portion of deferred revenues	22,236	17,112	15,796
Other non-current liabilities	19,719	24,838	22,609
Deferred income taxes	42,582	43,226	51,792
Operating lease liabilities	72,171
Total liabilities	2,331,582	2,659,067	2,719,005
Commitments and Contingencies (Note 19)
Shareholders' equity:
Ordinary Shares, no par value; unlimited shares authorized at December 31, 2018 and December 31, 2017; 217,526,425 and 217,327,823 shares issued and outstanding at December 31, 2018 and December 31, 2017, respectively (as recast-See Note 1)	2,128,209	1,677,510	1,662,221
Accumulated other comprehensive income	(2,273)	5,358	13,984
Accumulated deficit	(769,282)	(632,261)	(390,099)
Total shareholders' equity	1,356,654	1,050,607	1,286,106
Total Liabilities and Shareholders' Equity	$ 3,688,236	$ 3,709,674	$ 4,005,111